NOTES AND DEBT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2015	May. 18, 2015
Notes And Debt Details Narrative
Debt issued		$ 999
Interest rate		6.00%
Maturity Period	1 year